As filed with the Securities and Exchange Commission on June 22, 2006

                                     Investment Company Act File number 811-8591



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                        PAX WORLD MONEY MARKET FUND, INC.

               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)



                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
April 30, 2006
(Unaudited)

FACE                                                                 MATURITY                                  VALUE
AMOUNT                                                                 DATE            YIELD(a)                 (b)
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER: 27.76%
$   3,850,000   Apreco, LLC.....................................     05/17/06           4.83%             $   3,841,787
    5,000,000   Apreco, LLC.....................................     06/22/06           4.94                  4,964,756
    3,000,000   Barton Capital, LLC.............................     06/21/06           4.95                  2,979,132
    5,000,000   Ciesco L.P......................................     06/12/06           4.96                  4,971,300
    8,000,000   Clipper Receivable Company, LLC.................     05/01/06           4.79                  8,000,000
    8,000,000   Greyhawk Funding, LLC...........................     05/24/06           4.92                  7,974,955
    5,000,000   Ivory Funding  Corp.............................     05/16/06           4.07                  4,989,896
    1,872,000   Ivory Funding  Corp.............................     07/03/06           4.95                  1,855,948
    2,329,000   Jupiter Securitization Corp. ...................     05/16/06           4.87                  2,324,293
    8,000,000   Triple-A-One Funding Corp.
                Insured by MBIA Insurance Corp..................     05/09/06           4.74                  7,991,644
    7,000,000   Windmill Funding Corp...........................     06/01/06           4.87                  6,970,886
-------------                                                                                             -------------
   57,051,000   Total Asset Backed Commercial Paper.............                                             56,864,597
-------------                                                                                             -------------

COMMERCIAL PAPER: 4.34%
$   8,895,000   Yale University.................................     05/02/06           4.78%             $   8,893,821
-------------                                                                                             -------------
    8,895,000   Total Commercial Paper                                                                        8,893,821
-------------                                                                                             -------------


DOMESTIC CERTIFICATE OF DEPOSIT: 2.44%
$   5,000,000   Wells Fargo Bank, N.A...........................     01/31/07           4.87%             $   4,999,794
-------------                                                                                             -------------
    5,000,000   Total Domestic Certificate of Deposit                                                         4,999,794
-------------                                                                                             -------------

FLOATING RATE SECURITY: 1.46%
$   3,000,000   Fifth Third Bank................................     05/23/07           4.93%             $   3,000,000
-------------                                                                                             -------------
    3,000,000   Total Floating Rate Security                                                                  3,000,000
-------------                                                                                             -------------

FOREIGN COMMERCIAL PAPER: 14.60%
$   5,000,000   Alliance & Leicester PLC........................     06/06/06           4.60%             $   4,977,450
    9,000,000   Northern Rock PLC...............................     05/08/06           4.71                  8,991,827
    8,000,000   Svenska Handelsbanken...........................     05/15/06           4.82                  7,985,067
    8,000,000   Yorkshire Building Society......................     06/26/06           4.97                  7,938,649
-------------                                                                                             -------------
   30,000,000   Total Foreign Commercial Paper                                                               29,892,993
-------------                                                                                             -------------

REPURCHASE AGREEMENT, OVERNIGHT: 21.97%
$  45,000,000   UBS AG, Purchased 04/28/06,
                4.76%, due 05/01/06, Repurchase proceeds at
                maturity $45,017,850 (Collateralized by $46,079,000,
                FNMA, 4.375% to 7.250%, due 10/15/06 to 05/15/30,
                value $45,903,705)..............................     05/01/06           4.76%             $  45,000,000
-------------                                                                                             -------------
   45,000,000   Total Repurchase Agreement, Overnight                                                        45,000,000
-------------                                                                                             -------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 2.94%
$   1,090,000   Federal Home Loan Mortgage Corp. ...............     12/12/06           5.07%             $   1,056,619
    5,000,000   Federal National Mortgage Association...........     06/21/06           4.55                  4,968,408
-------------                                                                                             -------------
    6,090,000   Total U.S. Government Agency Discount Notes                                                   6,025,027
-------------                                                                                             -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 16.79%
$   5,000,000   Federal Home Loan Bank..........................     10/16/06           5.02%             $   4,944,638
    2,000,000   Federal Home Loan Bank..........................     10/27/06           5.08                  1,977,267
    5,000,000   Federal Home Loan Mortgage Corp. ...............     10/23/06           4.25                  5,000,000
    5,000,000   Federal Home Loan Mortgage Corp. ...............     11/15/06           5.10                  4,962,463
    5,000,000   Federal Home Loan Mortgage Corp. ...............     02/09/07           4.76%                 5,000,000
    5,000,000   Federal Home Loan Mortgage Corp. ...............     04/27/07           5.25                  5,000,000
    2,500,000   Federal National Mortgage Association...........     05/12/06           4.45                  2,498,521
    5,000,000   Federal National Mortgage Association...........     08/08/06           4.00                  5,000,000
-------------                                                                                             -------------
   34,500,000   Total U.S. Government Agency Medium Term Notes                                               34,382,889
-------------                                                                                             -------------

VARIABLE RATE DEMAND INSTRUMENTS: (c) 7.44%
$   1,545,000   G & J Land Management - Series 1996
                LOC Fifth Third Bank............................     12/01/17           5.02%             $   1,545,000
    1,385,000   Jake Sweeney Automotive, Inc. - Series 1998
                LOC US Bank, N.A. ..............................     04/01/10           5.02                  1,385,000
    8,820,000   Mobile, AL Springhill
                Medical Clinic Board RB
                (Springhill Medical Complex) - Series 1996B
                LOC Amsouth Bank................................     09/01/11           5.01                  8,820,000
    3,480,000   Oak Crest Homes Inc. - Series 1996
                LOC National City Bank..........................     11/01/26           4.99                  3,480,000
-------------                                                                                             -------------
   15,230,000   Total Variable Rate Demand Instruments                                                       15,230,000
-------------                                                                                             -------------
                Total Investments (99.74%) (Cost $204,289,121)                                              204,289,121
                Cash And Other Assets, Net of Liabilities (0.26%)                                               523,179
                                                                                                          -------------
                Net Assets (100.00%)                                                                      $ 204,812,300
                                                                                                          =============
                Net Asset Value, Offering And Redemption Price Per Share:
                Individual Investor Class,
                ..................25,903,214 Shares Outstanding                                           $        1.00
                                                                                                          =============
                Institutional Class,
                .................125,096,516 Shares Outstanding                                           $        1.00
                                                                                                          =============
                Broker Service Class,
                ...................41,971,567 Shares Outstanding                                          $        1.00
                                                                                                          =============
                MMA Praxis Class,
                ..................11,842,459 Shares Outstanding                                           $        1.00
                                                                                                          =============

FOOTNOTES:

(a) The interest rate shown reflects the security's yield, unless yield is not available in which case the current coupon is reflected.

(b) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(c) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY NOTES:

FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond

ITEM 2:  CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Thomas W. Grant
                                    Thomas W. Grant, President

Date:  June 22, 2006


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  June   , 2006

* Print the name and title of each signing officer under his or her signature.